Summary of principal accounting policies (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Property Plant And Equipment Estimated Useful Lives [Table Text Block]
Depreciation and amortization are calculated on a straight-line method over the following estimated useful lives:

Estimated useful lives
Buildings	20 years
Leasehold improvements	Lesser of the term of the lease or the estimated useful lives of the assets
Machinery	10 years
Information Technology equipment	5 years
Computers and office equipment	3-5 years
Vehicles	3-4 years